Average Annual Total Returns{- Fidelity Freedom® 2050 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2050 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	18.48%	11.89%	[1]	18.40%	15.13%	[1]	16.54%	12.15%	[1]

[1]	(a)From June 7, 2017